UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.7% (98.7% of Total Investments)
	CORPORATE BONDS – 118.1% (93.4% of Total Investments)
	Aerospace & Defense – 3.6%
$ 1,250	Bombardier Inc., 144A	7.750%	3/15/20	B	$1,335,937
1,500	TransDigm Inc.	5.500%	10/15/20	B-	1,509,375
2,700	Triumph Group Inc.	4.875%	4/01/21	B-	2,639,250
5,450	Total Aerospace & Defense				5,484,562
	Airlines – 4.7%
1,524	Air Canada, 144A	7.750%	4/15/21	BB	1,664,970
250	Air Canada 2015-1C Pass Through Trust, 144A	5.000%	3/15/20	BB+	253,125
2,325	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	2,342,438
2,372	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B-	2,434,146
500	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B-	483,750
6,971	Total Airlines				7,178,429
	Banks – 2.5%
1,815	CIT Group Inc.	4.125%	3/09/21	BB+	1,824,075
2,000	Popular Inc.	7.000%	7/01/19	BB-	2,040,000
3,815	Total Banks				3,864,075
	Building Products – 2.9%
2,000	Euramax International Inc., 144A	12.000%	8/15/20	B-	2,115,000
2,250	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB	2,269,507
4,250	Total Building Products				4,384,507
	Chemicals – 0.6%
1,000	Hexion Inc.	10.000%	4/15/20	CCC+	967,500
	Commercial Services & Supplies – 4.9%
400	APX Group, Inc.	6.375%	12/01/19	B1	402,500
1,550	APX Group, Inc.	8.750%	12/01/20	CCC	1,557,750
2,870	GFL Environmental Corporation, 144A	9.875%	2/01/21	B-	3,027,850
2,395	R.R. Donnelley & Sons Company	7.875%	3/15/21	B	2,484,693
7,215	Total Commercial Services & Supplies				7,472,793
	Construction & Engineering – 1.0%
1,500	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B-	1,547,955
	Consumer Finance – 3.1%
2,400	Credit Acceptance Corporation	6.125%	2/15/21	BB	2,417,280

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$ 2,370	Navient Corporation	5.000%	10/26/20	BB	$ 2,384,812
4,770	Total Consumer Finance				4,802,092
	Containers & Packaging – 1.9%
1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	CCC+	1,072,675
1,333	Reynolds Group	5.750%	10/15/20	B+	1,349,180
450	Reynolds Group	6.875%	2/15/21	B+	456,693
2,853	Total Containers & Packaging				2,878,548
	Diversified Financial Services – 5.9%
2,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB-	2,020,000
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	BB-	1,011,250
3,000	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	3,097,500
1,960	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,999,200
875	Park Aerospace Holdings Limited, 144A	3.625%	3/15/21	BB	831,250
8,835	Total Diversified Financial Services				8,959,200
	Diversified Telecommunication Services – 4.9%
3,735	CenturyLink Inc.	5.625%	4/01/20	BB	3,763,012
2,000	Frontier Communications Corporation	8.500%	4/15/20	B	2,012,500
1,090	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,102,263
840	Windstream Corporation	7.750%	10/15/20	B	701,400
7,665	Total Diversified Telecommunication Services				7,579,175
	Energy Equipment & Services – 1.3%
2,025	Resolute Energy Corporation	8.500%	5/01/20	B+	2,019,938
	Equity Real Estate Investment Trust – 1.8%
2,000	iStar Inc.	5.000%	7/01/19	BB	2,006,340
750	iStar Inc.	4.625%	9/15/20	BB	750,938
2,750	Total Equity Real Estate Investment Trust				2,757,278
	Food Products – 1.4%
2,060	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB-	2,098,110
	Gas Utilities – 0.8%
1,250	Ferrellgas LP	6.500%	5/01/21	B-	1,196,875
	Health Care Providers & Services – 4.6%
285	Acadia Healthcare	6.125%	3/15/21	B	287,850
1,250	Community Health Systems, Inc.	7.125%	7/15/20	Caa2	1,017,188
1,000	HCA Inc.	6.500%	2/15/20	BBB-	1,048,750
2,270	Kindred Healthcare Inc.	8.000%	1/15/20	B-	2,403,362
2,250	Tenet Healthcare Corporation	4.500%	4/01/21	BB-	2,230,312
7,055	Total Health Care Providers & Services				6,987,462

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure – 4.2%
$ 750	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	$768,750
1,500	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,593,750
1,500	Scientific Games International Inc.	6.250%	9/01/20	CCC+	1,501,875
2,500	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	2,547,000
6,250	Total Hotels, Restaurants & Leisure				6,411,375
	Household Durables – 5.6%
1,748	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	1,769,850
1,680	Lennar Corp, 144A	8.375%	1/15/21	BB+	1,860,600
1,500	MDC Holdings Inc.	5.625%	2/01/20	BBB-	1,550,625
2,299	M-I Homes Inc.	6.750%	1/15/21	BB-	2,365,096
750	PulteGroup Inc.	4.250%	3/01/21	BB+	758,325
250	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB-	250,625
8,227	Total Household Durables				8,555,121
	Independent Power & Renewable Electricity Producers – 5.1%
1,500	AES Corp/VA	4.000%	3/15/21	BB+	1,505,625
1,500	Atlantica Yield PLC, 144A	7.000%	11/15/19	BB	1,548,750
2,750	DPL, Inc.	6.750%	10/01/19	BBB-	2,839,375
2,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	1,970,000
7,750	Total Independent Power & Renewable Electricity Producers				7,863,750
	Industrial Conglomerates – 2.0%
2,650	Icahn Enterprises Finance	6.000%	8/01/20	BB+	2,703,000
500	Techniplas, LLC, 144A	10.000%	5/01/20	B-	425,000
3,150	Total Industrial Conglomerates				3,128,000
	Insurance – 0.3%
500	Genworth Financial Inc.	7.700%	6/15/20	B	493,750
	Internet & Direct Marketing Retail – 0.9%
1,370	Netflix Incorporated	5.375%	2/01/21	B+	1,419,663
	Leisure Products – 1.5%
2,400	Mattel Inc.	4.350%	10/01/20	BB-	2,310,000
	Media – 5.4%
300	Cablevision Systems Corporation	8.000%	4/15/20	B-	316,313
2,790	Clear Channel Worldwide	7.625%	3/15/20	B-	2,786,512
350	Cogeco Communications Inc., 144A	4.875%	5/01/20	BB+	350,875
350	Dish DBS Corporation	7.875%	9/01/19	Ba3	366,625
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,997,700
2,001	Mediacom Broadband LLC	5.500%	4/15/21	B+	2,008,504
400	Sinclair Television Group	5.375%	4/01/21	B+	403,500
8,191	Total Media				8,230,029

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 9.5%
$ 2,025	Aleris International Inc., 144A	9.500%	4/01/21	B2	$2,111,062
3,050	Allegheny Technologies Inc.	5.950%	1/15/21	B	3,111,000
1,500	ArcelorMittal	5.750%	3/01/21	BBB-	1,580,625
3,000	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B1	2,850,000
2,500	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	2,506,250
1,000	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,007,000
1,250	United States Steel Corporation	7.375%	4/01/20	B	1,328,125
14,325	Total Metals & Mining				14,494,062
	Mortgage Real Estate Investment Trust – 1.3%
2,000	Starwood Property Trust Inc., 144A	3.625%	2/01/21	BB-	1,965,000
	Multiline Retail – 1.4%
2,150	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	2,203,750
	Oil, Gas & Consumable Fuels – 11.3%
2,000	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,940,000
575	Comstock Resources Inc., (cash 10.000%, PIK 12.250%)	10.000%	3/15/20	B3	590,812
225	DCP Midstream Operating LP	2.700%	4/01/19	BB+	222,750
250	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	256,875
2,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	2,643,375
1,000	Noble Energy Inc.	5.625%	5/01/21	BBB	1,018,700
1,865	Nustar Energy LP	6.750%	2/01/21	BB	1,937,269
1,740	NuStar Logistics LP	4.800%	9/01/20	BB	1,742,175
980	Petrobras International Finance Company	5.375%	1/27/21	BB-	1,024,100
1,750	Teekay Corporation	8.500%	1/15/20	B+	1,811,250
2,750	WPX Energy Inc.	7.500%	8/01/20	BB-	2,942,500
1,125	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B2	1,227,150
16,910	Total Oil, Gas & Consumable Fuels				17,356,956
	Pharmaceuticals – 2.1%
1,000	Teva Pharmaceuticals IV BV	2.250%	3/18/20	BB	947,536
2,250	VRX Escrow Corp, 144A	5.375%	3/15/20	B-	2,261,925
3,250	Total Pharmaceuticals				3,209,461
	Road & Rail – 2.6%
3,975	The Hertz Corporation	5.875%	10/15/20	B-	3,925,313
	Software – 1.0%
1,540	Infor Us Inc., 144A	5.750%	8/15/20	BB	1,570,800
	Specialty Retail – 6.9%
3,200	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	3,232,000
1,500	Gap, Inc.	5.950%	4/12/21	Baa2	1,575,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$ 3,878	Limited Brands Inc.	6.625%	4/01/21	BB+	$4,120,375
1,830	Rent-A-Center, Inc.	4.750%	5/01/21	B3	1,619,550
10,408	Total Specialty Retail				10,547,315
	Technology Hardware, Storage & Peripherals – 2.4%
1,500	EMC Corporation	2.650%	6/01/20	Ba2	1,449,506
2,180	NCR Corporation	4.625%	2/15/21	BB	2,169,100
3,680	Total Technology Hardware, Storage & Peripherals				3,618,606
	Tobacco – 1.7%
2,500	Alliance One International Inc., 144A	8.500%	4/15/21	B2	2,606,250
	Trading Companies & Distributors – 1.6%
760	Aircastle Limited	5.125%	3/15/21	BB+	779,000
1,750	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,741,250
2,510	Total Trading Companies & Distributors				2,520,250
	Transportation Infrastructure – 0.8%
1,200	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	1,172,890
	Wireless Telecommunication Services – 4.6%
2,500	Digicel Limited, 144A	6.000%	4/15/21	B1	2,346,875
2,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,549,500
2,000	Sprint Communications Inc.	7.000%	8/15/20	B+	2,080,000
7,000	Total Wireless Telecommunication Services				6,976,375
$ 178,750	Total Corporate Bonds (cost $181,621,445)				180,757,215

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.5% (2.8% of Total Investments)
	Capital Markets – 1.1%
$ 1,780	Prosepect Capital Corporation	4.750%	4/15/20	BBB-	$ 1,782,355
	Electrical Equipment – 1.3%
2,250	SolarCity Corporation	1.625%	11/01/19	N/R	2,053,114
	Independent Power & Renewable Electricity Producers – 1.0%
1,500	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	1,485,388
	Mortgage Real Estate Investment Trust – 0.1%
150	Colony Financial Inc.	3.875%	1/15/21	N/R	140,400
$ 5,680	Total Convertible Bonds (cost $5,519,060)				5,461,257

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 3.1% (2.5% of Total Investments)
	Argentina – 1.0%
$ 1,500	Republic of Argentina	6.875%	4/22/21	B+	$ 1,590,000
	Egypt – 1.0%
1,500	Arab Republic of Egypt, 144A	5.750%	4/29/20	B	1,536,405
	Honduras – 0.4%
500	Honduras Government, 144A	8.750%	12/16/20	BB-	552,445
	Turkey – 0.7%
1,000	Republic of Turkey	5.625%	3/30/21	BB+	1,035,000
$ 4,500	Total Sovereign Debt (cost $4,707,980)				4,713,850
	Total Long-Term Investments (cost $191,848,485)				190,932,322

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7% (1.3% of Total Investments)
	REPURCHASE AGREEMENTS – 1.7% (1.3% of Total Investments)
$ 2,597	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $2,597,697, collateralized by $2,715,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $2,650,120	0.740%	4/02/18	$ 2,597,483
	Total Short-Term Investments (cost $2,597,483)			2,597,483
	Total Investments (cost $194,445,968) – 126.4%			193,529,805
	Borrowings – (30.4)% (3), (4)			(46,500,000)
	Other Assets Less Liabilities – 4.0%			6,064,839
	Net Assets – 100%			$ 153,094,644
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$180,757,215	$ —	$180,757,215
Convertible Bonds	—	5,461,257	—	5,461,257
Sovereign Debt	—	4,713,850	—	4,713,850
Short-Term Investments:
Repurchase Agreements	—	2,597,483	—	2,597,483
Total	$ —	$193,529,805	$ —	$193,529,805
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$194,447,940
Gross unrealized:
Appreciation	$ 1,319,815
Depreciation	(2,237,950)
Net unrealized appreciation (depreciation) of investments	$ (918,135)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 24.0%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018